Schedule of Accounts Receivable and Allowance for Doubtful Accounts (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Accounts receivable	$ 137,732	$ 50,179	$ 39,806
Less allowance	(42,190)	(42,190)	(30,345)
Net accounts receivable	$ 95,542	$ 7,989	$ 9,461